Marketable securities (Restated) - Changes in Carrying Amounts (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2014	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Gain (Loss) on Investments [Line Items]
Gross realized gains		$ 0	$ 0		$ 6
Gross realized losses		0	0		0
Gross unrealized gains		69	16		0
Gross unrealized losses		(52)	(476)		(851)
Gross proceeds from sales		195	0	[1]	307
Recognition and purchases		0	0		821
Gain/(loss) reclassified into income		(153)	(752)		131
Petromena
Gain (Loss) on Investments [Line Items]
Gross realized gains					6
Gross realized losses					0
Gross unrealized gains					0
Gross unrealized losses					0
Gross proceeds from sales					10
Recognition and purchases					0
Gain/(loss) reclassified into income					0
SapuraKencana
Gain (Loss) on Investments [Line Items]
Gross realized gains		0	0		0
Gross realized losses		0	0		0
Gross unrealized gains		0	0		0
Gross unrealized losses		0	(130)		(456)
Gross proceeds from sales		195	0		297
Recognition and purchases		0			0
Gain/(loss) reclassified into income	$ 131	0	(178)		131
Seadrill Partners - Common Units
Gain (Loss) on Investments [Line Items]
Gross realized gains		0	0		0
Gross realized losses		0	0		0
Gross unrealized gains		69	16		0
Gross unrealized losses		(52)	(346)		(395)
Gross proceeds from sales		0	0		0
Recognition and purchases		0			821
Gain/(loss) reclassified into income		$ (153)	$ (574)		$ 0

[1]	Refer to Note 39 "Restatement of previously issued financial statements"